Risk Report - Credit Risk Management - IFRS 9 - Overview of CRE Portfolio (Detail) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023
CRE Portfolio Gross Carrying Amount [Member]
IFRS 9 Focus Areas Overview of CRE Portfolio [Line Items]
Real Estate Activities	[1],[2]	€ 49,705	€ 49,267
thereof: non-recourse	[2]	25,078	25,073
thereof: stress-tested portfolio	[2]	21,692	21,331
Other industry sectors non-recourse	[2]	12,447	13,119
thereof: stress-tested portfolio	[2]	8,840	9,879
Total non-recourse CRE portfolio	[2]	37,525	38,192
thereof: stress-tested portfolio	[2]	30,532	31,210
CRE Portfolio Allowance For Credit Losses [Member]
IFRS 9 Focus Areas Overview of CRE Portfolio [Line Items]
Real Estate Activities	[1],[3]	704	460
thereof: non-recourse	[3]	579	382
thereof: stress-tested portfolio	[3]	554	364
Other industry sectors non-recourse	[3]	217	225
thereof: stress-tested portfolio	[3]	104	114
Total non-recourse CRE portfolio	[3]	796	606
thereof: stress-tested portfolio	[3]	€ 658	€ 478

[1]	Industry sector by NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) code
[2]	Loans at amortized cost
[3]	Allowance for credit losses do not include allowance for country risk